Other Liabilities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
Increase in contingent liability	$ (331)	$ 48
Interest expense on borrowings	148	167
Borrowed funds
Disclosure of information about consolidated structured entities [line items]
Interest expense on borrowings	$ 13	$ 14